PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Property And Equipment Details Narrative
Depreciation and amortization expense	$ 290	$ 324	$ 386	$ 1,947